Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Accrued Liabilities and Other Liabilities [Abstract]
Schedule of accrued expenses and other current liabilities
Accrued expenses and other current liabilities consisted of the following:

	December 31,
	2022	2023
	(in thousands)

Accrued Expenses	$16,185	$25,806
Accrued indirect taxes and related liabilities	26,347	37,654
Accrued compensation and benefits	19,918	26,821
Advancements from customers	9,163	10,522
Other current liabilities	4,377	6,503
Accrued expenses and other current liabilities	$75,990	$107,306